222 NORTH LASALLE STREET SUITE 2600 CHICAGO, ILLINOIS 60601-1003 T: +1 (312) 609-7500 F: +1 (312) 609-5005

JACOB C. TIEDT ATTORNEY AT LAW +1 (312) 609-7697 jtiedt@vedderprice.com	CHICAGO • NEW YORK • WASHINGTON, D.C. LONDON • SAN FRANCISCO • LOS ANGELES

   March 10, 2016

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	Aston Funds (the “Registrant”)

File Nos. 033-68666 and 811-08004

To the Commission:

In lieu of filing under paragraph (c) of Rule 497 under the Securities Act of 1933, as amended, pursuant to paragraph (j) of Rule 497 we hereby certify, on behalf of the Registrant, that (1) the forms of prospectus and Statement of Additional Information for ASTON Small Cap Fund, a series of the Registrant, that would have been filed under paragraph (c) of Rule 497 would not have differed from those contained in Post-Effective Amendment No. 174 to the Registrant’s Registration Statement on Form N-1A (the “Amendment”), which was filed and declared effective on March 1, 2016, and (2) the text of the Amendment has been filed electronically (Accession No. 0001193125-16-485954).

If you have any questions concerning this certification, please contact the undersigned at (312) 609-7697.

Very truly yours,

/s/ Jacob C. Tiedt

Jacob C. Tiedt